Document and Entity Information	Jun. 11, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000843006
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 11, 2021
Entity Registrant Name	Issuer Direct Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10185
Entity Tax Identification Number	26-1331503
Entity Address, Address Line One	One Glenwood Drive
Entity Address, Address Line Two	Suite 1001
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27603
City Area Code	919
Local Phone Number	481-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ISDR
Security Exchange Name	NYSE